Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ¥ in Millions								12 Months Ended
	Jan. 26, 2016 JPY (¥)	Jan. 26, 2016 USD ($)	May 26, 2015 JPY (¥)	May 26, 2015 USD ($)	Apr. 25, 2013 Patent	Oct. 10, 2012 JPY (¥)	Oct. 10, 2012 USD ($)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Amount pledged as collateral								¥ 3,040.0		¥ 1,489.0
Contractual obligations for the acquisition or construction of property, plant and equipment								12,662.0
Rental expenses for operating leases								14,290.0		13,644.0	¥ 12,876.0
Materials to be purchased								175,677.0
Prepayment amount for material purchased								47,694.0
Purchase agreements for polysilicon material used in solar energy business, amount purchased								5,906.0
Purchase agreements for polysilicon material used in solar energy business, total amount obligated to purchase by December 2016								5,061.0
Interest paid								1,408.0		1,422.0	2,009.0
Selling, general and administrative expenses								279,361.0		¥ 277,515.0	¥ 257,593.0
Kagoshima Mega Solar Power
Commitments and Contingencies Disclosure [Line Items]
Loans secured by collateral								19,490.0
Other current assets | Polysilicon material, the 2015 amount
Commitments and Contingencies Disclosure [Line Items]
Inventory subject to uncertainty																	¥ 26,934.0
Other account payable | Polysilicon material, the 2015 amount
Commitments and Contingencies Disclosure [Line Items]
Inventory subject to uncertainty																	¥ 20,639.0
Equity Method Investments | Kagoshima Mega Solar Power
Commitments and Contingencies Disclosure [Line Items]
Amount pledged as collateral								1,781.0
AVX Corporation
Commitments and Contingencies Disclosure [Line Items]
Loss contingency, damages awarded value	¥ 4,575.0	$ 37,500
Name of plaintiff in a lawsuit	Greatbatch, Inc.	Greatbatch, Inc.
AVX Corporation | Pending Litigation
Commitments and Contingencies Disclosure [Line Items]
Loss contingency liability								4,575.0								$ 37,500
Selling, general and administrative expenses								¥ 4,575.0	$ 37,500
AVX Corporation | Minimum
Commitments and Contingencies Disclosure [Line Items]
Number of products in patent infringement case | Patent					1
AVX Corporation | Maximum
Commitments and Contingencies Disclosure [Line Items]
Number of products in patent infringement case | Patent					9
AVX Corporation | New Bedford Harbor Remediation
Commitments and Contingencies Disclosure [Line Items]
Contingency settlement amount						¥ 39,643.0	$ 366,250
Settlement agreement description						Under the terms of the settlement, AVX was obligated to pay ¥39,643 million ($366.25 million), plus interest computed from August 1, 2012, in three installments over a two-year period for use by the EPA and the Commonwealth to complete the clean-up of the harbor.	Under the terms of the settlement, AVX was obligated to pay ¥39,643 million ($366.25 million), plus interest computed from August 1, 2012, in three installments over a two-year period for use by the EPA and the Commonwealth to complete the clean-up of the harbor.
Installment period						2 years	2 years
Environmental charges included in selling general and administrative expenses												¥ 21,300.0	$ 266,250	¥ 7,900.0	$ 100,000
AVX Corporation | New Bedford Harbor Remediation | Final settlement installment
Commitments and Contingencies Disclosure [Line Items]
Contingency settlement amount paid			¥ 14,894.0	$ 122,080
Interest paid			¥ 135.0	$ 1,110